Operating segments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Interest income	R$ 8,638,477	R$ 5,139,213	R$ 4,549,827
Interest expense	(5,977,127)	(3,311,638)	(2,887,573)
Income from securities and derivatives	3,612,469	2,629,170	1,634,543
Net interest income and income from securities, derivatives and foreign exchange	6,273,819	4,456,744	3,296,797
Net revenues from services and commissions	2,008,095	1,753,280	1,304,382
Expenses from services and commissions	(182,202)	(143,430)	(135,582)
Other revenue	301,226	333,571	286,979
Revenues	8,400,938	6,400,165	4,752,576
Impairment losses on financial assets	(2,416,353)	(1,799,452)	(1,541,584)
Administrative expenses	2,200,604	1,769,055	1,461,348
Personal expense	(1,090,333)	(937,761)	(790,739)
Tax expense other than income tax expense	(728,734)	(477,037)	(326,584)
Depreciation and amortization	(340,727)	(208,829)	(160,440)
Income from equity interests in associates	0	(2,480)	(32,040)
Income before income tax	1,624,187	1,205,550	439,841
Tax expense (income)	226,866	232,709	87,581
Profit (loss)	1,397,321	972,841	352,260
Total assets	98,611,518	76,429,717
Total liabilities	88,218,556	67,357,410
Total shareholders equity	10,392,962	9,072,307	7,596,691	R$ 7,089,104
Total of reportable segments
Disclosure of operating segments [line items]
Interest income	8,605,920	5,079,654	4,557,952
Interest expense	(6,088,980)	(3,372,757)	(2,899,428)
Income from securities and derivatives	3,527,964	2,641,206	1,642,438
Net interest income and income from securities, derivatives and foreign exchange	6,044,904	4,348,103	3,300,962
Net revenues from services and commissions	1,995,144	1,747,122	1,296,934
Expenses from services and commissions	(182,043)	(143,420)	(135,558)
Other revenue	377,243	461,059	461,748
Revenues	8,235,250	6,412,864	4,924,086
Impairment losses on financial assets	(2,412,693)	(1,797,731)	(1,540,310)
Administrative expenses	2,228,176	1,745,315	1,443,314
Personal expense	(992,340)	(881,562)	(768,867)
Tax expense other than income tax expense	(557,965)	(401,480)	(312,806)
Depreciation and amortization	(337,723)	(208,519)	(160,239)
Income from equity interests in associates		(2,480)	(32,040)
Income before income tax	1,706,353	1,375,777	666,510
Tax expense (income)	226,596	239,652	86,907
Profit (loss)	1,479,757	1,136,125	579,603
Total assets	98,897,566	76,929,764	61,221,761
Total liabilities	90,206,689	68,467,224	53,066,332
Total shareholders equity	8,690,877	8,462,540	8,155,429
Banking segment
Disclosure of operating segments [line items]
Interest income	8,493,406	4,985,979	4,500,962
Interest expense	(6,071,168)	(3,360,985)	(2,868,962)
Income from securities and derivatives	3,363,378	2,510,861	1,554,592
Net interest income and income from securities, derivatives and foreign exchange	5,785,616	4,135,855	3,186,592
Net revenues from services and commissions	1,319,900	1,236,722	919,740
Expenses from services and commissions	(72,380)	(73,881)	(135,301)
Other revenue	301,501	348,005	367,995
Revenues	7,334,637	5,646,701	4,339,026
Impairment losses on financial assets	(2,412,372)	(1,797,731)	(1,534,297)
Administrative expenses	2,048,945	1,606,421	1,266,642
Personal expense	(821,938)	(732,862)	(641,813)
Tax expense other than income tax expense	(460,614)	(306,839)	(249,029)
Depreciation and amortization	(317,876)	(190,890)	(145,077)
Income from equity interests in associates		(2,480)	(32,040)
Income before income tax	1,272,892	1,009,478	470,128
Tax expense (income)	81,143	82,444	6,950
Profit (loss)	1,191,749	927,034	463,178
Total assets	96,813,106	75,189,468	60,102,556
Total liabilities	88,927,374	67,353,349	52,501,608
Total shareholders equity	7,885,732	7,836,119	7,600,948
Investments
Disclosure of operating segments [line items]
Interest income	23,530	11,400	17,915
Interest expense	(17,812)	(11,772)	(30,466)
Income from securities and derivatives	93,190	92,745	51,302
Net interest income and income from securities, derivatives and foreign exchange	98,908	92,373	38,751
Net revenues from services and commissions	159,400	135,281	100,379
Expenses from services and commissions	(2)	0	(253)
Other revenue	188	28,027	18,444
Revenues	258,494	255,681	157,321
Impairment losses on financial assets	(321)	0	0
Administrative expenses	89,889	73,573	69,331
Personal expense	(82,257)	(75,396)	(70,498)
Tax expense other than income tax expense	(21,211)	(17,538)	(12,917)
Depreciation and amortization	(6,106)	(6,123)	(5,022)
Income from equity interests in associates		0	0
Income before income tax	58,710	83,051	(447)
Tax expense (income)	17,473	26,049	(3,046)
Profit (loss)	41,237	57,002	2,599
Total assets	887,911	834,510	570,182
Total liabilities	436,771	407,083	326,926
Total shareholders equity	451,140	427,427	243,256
Insurance brokerage segment
Disclosure of operating segments [line items]
Interest income	0	0	0
Interest expense	0	0	0
Income from securities and derivatives	11,375	4,165	2,083
Net interest income and income from securities, derivatives and foreign exchange	11,375	4,165	2,083
Net revenues from services and commissions	281,415	196,399	121,278
Expenses from services and commissions	(99,158)	(58,854)	0
Other revenue	41,037	46,671	49,798
Revenues	234,669	188,381	173,159
Impairment losses on financial assets	0	0	0
Administrative expenses	17,012	9,554	47,679
Personal expense	(26,350)	(23,479)	(18,945)
Tax expense other than income tax expense	(26,929)	(20,910)	(15,723)
Depreciation and amortization	(2,492)	(1,756)	(1,045)
Income from equity interests in associates		0	0
Income before income tax	161,886	132,682	89,767
Tax expense (income)	53,705	41,618	30,380
Profit (loss)	108,182	91,064	59,387
Total assets	404,279	339,776	211,213
Total liabilities	154,114	148,221	96,198
Total shareholders equity	250,165	191,555	115,015
Marketplace Segment
Disclosure of operating segments [line items]
Interest income	88,984	82,275	39,075
Interest expense	0	0	0
Income from securities and derivatives	60,021	33,435	34,461
Net interest income and income from securities, derivatives and foreign exchange	149,005	115,710	73,536
Net revenues from services and commissions	234,429	178,720	155,537
Expenses from services and commissions	(10,501)	(10,685)	(4)
Other revenue	34,517	38,356	25,511
Revenues	407,450	322,101	254,580
Impairment losses on financial assets	0	0	(6,013)
Administrative expenses	72,330	55,767	59,662
Personal expense	(61,795)	(49,825)	(37,611)
Tax expense other than income tax expense	(49,211)	(56,193)	(35,137)
Depreciation and amortization	(11,249)	(9,750)	(9,095)
Income from equity interests in associates		0	0
Income before income tax	212,865	150,566	107,062
Tax expense (income)	74,275	89,541	52,623
Profit (loss)	138,589	61,025	54,439
Total assets	792,270	566,010	337,810
Total liabilities	688,430	558,571	141,600
Total shareholders equity	103,840	7,439	196,210
Consolidated
Disclosure of operating segments [line items]
Interest income	8,638,477	5,139,213	4,549,827
Interest expense	(5,977,127)	(3,311,638)	(2,887,573)
Income from securities and derivatives	3,612,469	2,629,169	1,634,543
Net interest income and income from securities, derivatives and foreign exchange	6,273,819	4,456,744	3,296,797
Net revenues from services and commissions	2,008,095	1,753,280	1,304,382
Expenses from services and commissions	(182,202)	(143,430)	(135,582)
Other revenue	301,226	333,571	286,979
Revenues	8,400,938	6,400,165	4,752,576
Impairment losses on financial assets	(2,416,353)	(1,799,452)	(1,541,584)
Administrative expenses	2,200,604	1,769,055	1,461,348
Personal expense	(1,090,333)	(937,761)	(790,739)
Tax expense other than income tax expense	(728,734)	(477,037)	(326,584)
Depreciation and amortization	(340,727)	(208,829)	(160,440)
Income from equity interests in associates		(2,480)	(32,040)
Income before income tax	1,624,187	1,205,550	439,841
Tax expense (income)	226,866	232,709	87,581
Profit (loss)	1,397,321	972,841	352,260
Total assets	98,611,518	76,458,430	60,351,797
Total liabilities	88,218,556	67,386,123	52,755,106
Total shareholders equity	10,392,962	9,072,307	7,596,691
Others
Disclosure of operating segments [line items]
Interest income	67,518	66,397	7,093
Interest expense	(23,358)	(5,769)	(13,649)
Income from securities and derivatives	309,129	48,937	2,391
Net interest income and income from securities, derivatives and foreign exchange	353,289	109,565	(4,165)
Net revenues from services and commissions	77,220	35,579	7,448
Expenses from services and commissions	(159)	(10)	(24)
Other revenue	204,435	209,846	5,241
Revenues	634,785	354,980	8,500
Impairment losses on financial assets	(3,660)	(1,721)	(1,274)
Administrative expenses	26,964	32,256	18,034
Personal expense	(107,670)	(77,106)	(21,872)
Tax expense other than income tax expense	(170,769)	(75,557)	(13,778)
Depreciation and amortization	(3,004)	(310)	(201)
Income from equity interests in associates		0	0
Income before income tax	322,718	168,030	(46,659)
Tax expense (income)	270	(6,943)	674
Profit (loss)	322,448	174,973	(47,333)
Total assets	4,958,428	2,240,421	96,447
Total liabilities	1,146,080	829,357	(19,167)
Total shareholders equity	3,812,348	1,411,064	115,614
Eliminations
Disclosure of operating segments [line items]
Interest income	(34,962)	(6,838)	(15,218)
Interest expense	135,210	66,888	25,504
Income from securities and derivatives	(224,624)	(60,974)	(10,286)
Net interest income and income from securities, derivatives and foreign exchange	(124,376)	(924)	0
Net revenues from services and commissions	(64,269)	(29,421)	0
Expenses from services and commissions	0	0	0
Other revenue	(280,452)	(337,334)	(180,010)
Revenues	(469,097)	(367,679)	(180,010)
Impairment losses on financial assets	0	0	0
Administrative expenses	(54,536)	(8,516)	0
Personal expense	9,677	20,907	0
Tax expense other than income tax expense	0	0	0
Depreciation and amortization	0	0	0
Income from equity interests in associates		0	0
Income before income tax	(404,884)	(338,256)	(180,010)
Tax expense (income)	0	0	0
Profit (loss)	(404,884)	(338,256)	(180,010)
Total assets	(5,244,476)	(2,711,755)	(966,411)
Total liabilities	(3,134,213)	(1,910,458)	(292,059)
Total shareholders equity	R$ (2,110,263)	R$ (801,297)	R$ (674,352)